GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about general and administrative expenses (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	May 31, 2020
General And Administrative Expense [Abstract]
Compensation and benefits	$ 1,156,969	$ 1,918,482	$ 485,434
Corporate administration	457,109	1,123,782	1,497,058
Professional fees	887,386	877,760	932,670
Listing and filing fees	208,836	323,251	360,071
Total general and administrative expenses	$ 2,710,300	$ 4,243,275	$ 3,275,233